Property and Equipment (Details) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Property, Plant and Equipment [Abstract]
Depreciation expense	$ 1,030	$ 2,571	$ 2,004
Depreciated property plant and equipment	$ 440,628	$ 440,628	$ 440,628